PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Mar. 01, 2012 CNY (¥)	Dec. 30, 2010 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total		¥ 284,205			¥ 236,672
Less: accumulated depreciation		(135,043)			(141,690)
Total		149,272		$ 14,663	94,982
Depreciation expenses of continuing operations	¥ 25,048	35,461	¥ 38,622
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates					35,945
Ambow Beijing Campus And Shenyang K12 [Member]
Property Plant And Equipment [Line Items]
Less: accumulated depreciation		(7,241)			(9,660)
Depreciation expenses of continuing operations	2,419	2,419	¥ 2,268
Capital leases of properties						¥ 45,324	¥ 12,000
Building [Member]
Property Plant And Equipment [Line Items]
Sub-total		63,818			63,643
Assets Held Under Capital Leases [Member]
Property Plant And Equipment [Line Items]
Sub-total		57,324			12,000
Impairment loss on property and equipment	¥ 38,814
Vehicles [Member]
Property Plant And Equipment [Line Items]
Sub-total		5,798			7,113
Office And Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Sub-total		92,721			87,067
Lease hold Improvements [Member]
Property Plant And Equipment [Line Items]
Sub-total		64,544			¥ 66,849
Construction In Progress [Member]
Property Plant And Equipment [Line Items]
Total		¥ 110